15. Non-financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Nonfinancial Assets And Liabilities Details 3Abstract
Defined benefit obligation at beginning of year	$ 166,983	$ 129,493
Cost of interest	22,258	33,883
Cost of service for the current year	9,565	10,275
Past service cost	(3,624)	5,336
Actuarial (gains) losses	(20,551)	25,661
Benefits paid	(26,160)	(25,755)
Discontinued operations	0	(7,419)
Defined benefit obligation at end of year	$ 148,470	$ 166,983